Capital and funding - Summary of Treasury Shares Movements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
1 January	€ (483)		€ (703)
Other purchases and utilisations	95		220
31 December	(3,406)		(483)	€ (703)
Repurchase of shares	€ (3,018)	[1]	€ 0	€ 0
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares transferred To employee share ownership trust			4,523,367
Unilever N.V. | New York Registry Share
Disclosure of classes of share capital [line items]
Number of shares transferred To employee share ownership trust			892,155
Unilever PLC
Disclosure of classes of share capital [line items]
Number of shares transferred To employee share ownership trust	4,453,244		5,884,511
Unilever PLC | American Depository Shares
Disclosure of classes of share capital [line items]
Number of shares transferred To employee share ownership trust			468,989

[1]	Repurchase of shares reflects the cost of acquiring ordinary shares as part of the share buyback programme announced on 29 April 2021.